Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							180 Months Ended	183 Months Ended														1 Months Ended						12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended							180 Months Ended													0 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 24, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2007	Jun. 30, 2005	Jun. 30, 2002	Jun. 30, 2013	Sep. 30, 2013	May 09, 2013	Jan. 04, 2013	Jan. 06, 2012	Jul. 18, 2011	Dec. 27, 2010	Mar. 25, 2013 After Approval	Dec. 14, 2011 After Approval	May 25, 2010 After Approval	Sep. 22, 2009 After Approval	Mar. 25, 2013 Before Approval	Dec. 14, 2011 Before Approval	May 25, 2010 Before Approval	Sep. 22, 2009 Before Approval	May 09, 2013 Placement Agent	Jan. 04, 2013 Placement Agent	Jan. 06, 2012 Placement Agent	May 09, 2013 Public Placement	Mar. 01, 2012 Public Placement	Jan. 06, 2012 Public Placement	Jun. 30, 2013 Series A Warrant Member Scenario 1	Aug. 08, 2012 Warrant Exchange Agreements	Jun. 24, 2013 Common stock	Sep. 30, 2013 Common stock	Jun. 30, 2013 Common stock	Jun. 30, 2012 Common stock	Jun. 30, 2011 Common stock	Jun. 30, 2010 Common stock	Jun. 30, 2009 Common stock	Jun. 30, 2008 Common stock	Aug. 08, 2012 Common stock Warrant Exchange Agreements	Aug. 08, 2012 Common stock Warrant Exchange Agreements Director	Jun. 30, 2013 Preferred Stock	Jun. 30, 2012 Preferred Stock	Jun. 30, 2011 Preferred Stock	Jan. 04, 2013 Capital in Excess of Par Value	Jan. 06, 2012 Capital in Excess of Par Value	Jul. 18, 2011 Capital in Excess of Par Value	Dec. 27, 2010 Capital in Excess of Par Value	Sep. 30, 2013 Capital in Excess of Par Value	Jun. 30, 2013 Capital in Excess of Par Value	Jun. 30, 2012 Capital in Excess of Par Value	Jun. 30, 2011 Capital in Excess of Par Value	Jun. 30, 2010 Capital in Excess of Par Value	Sep. 30, 2013 Deficit Accumulated During the Development Stage	Jun. 30, 2013 Deficit Accumulated During the Development Stage	Jun. 30, 2012 Deficit Accumulated During the Development Stage	Jun. 30, 2011 Deficit Accumulated During the Development Stage	Jun. 30, 2010 Deficit Accumulated During the Development Stage	Jun. 30, 2013 At Market Issuance Sales Agreement	Jun. 30, 2012 At Market Issuance Sales Agreement	Jun. 30, 2011 At Market Issuance Sales Agreement	Jun. 30, 2013 At Market Issuance Sales Agreement	Dec. 22, 2010 Maximum	Jun. 30, 2013 Maximum Series A Warrant Member	May 09, 2013 Maximum Preferred Stock	Jan. 04, 2013 Maximum Preferred Stock	Jan. 06, 2012 Maximum Preferred Stock	Jul. 18, 2011 Maximum Preferred Stock	Dec. 27, 2010 Maximum Preferred Stock	May 09, 2013 Minimum Preferred Stock	Jan. 04, 2013 Minimum Preferred Stock	Jan. 06, 2012 Minimum Preferred Stock	Jul. 18, 2011 Minimum Preferred Stock	Dec. 27, 2010 Minimum Preferred Stock	Apr. 01, 2010 Series A Preferred Stock	Apr. 01, 2010 Series A Preferred Stock	Jun. 30, 2010 Series A Preferred Stock	Sep. 30, 2013 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Apr. 01, 2010 Series A Preferred Stock Black Scholes Option Pricing Model	Aug. 08, 2012 Series A Preferred Stock Warrant Exchange Agreements	Jun. 24, 2013 Series A Preferred Stock Warrant Exchange Agreements	Jun. 02, 2010 Series B Preferred Stock	Apr. 01, 2010 Series B Preferred Stock	Jun. 30, 2010 Series B Preferred Stock	Jun. 30, 2013 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Aug. 08, 2012 Series B Preferred Stock Warrant Exchange Agreements Director	Jun. 30, 2012 Convertible Preferred Stock	Jun. 30, 2013 Convertible Preferred Stock	May 09, 2013 Convertible Preferred Stock	Jan. 04, 2013 Convertible Preferred Stock	Jan. 06, 2012 Convertible Preferred Stock	Jul. 18, 2011 Convertible Preferred Stock	Jun. 30, 2011 Convertible Preferred Stock	Dec. 27, 2010 Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued																																																																													10,297	10,297		10,297	10,297	10,297				1,200			1,200	1,200
Proceeds from issuance of preferred stock and warrants, net		$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,754,841				$ 10,754,841	$ 10,754,841															$ 459,000
Shares issued upon conversion							359,281						333
Preferred stock, stated value				$ 1,000							$ 1,000
Preferred stock, dividend rate				10.00%
Preferred stock, dividend payment term				If the dividends are paid in shares of Common Stock, such shares will be priced at the lower of 90% of the average volume weighted-average price for the 20 trading days immediately preceding the payment date or $0.224. The dividends were subject to a 30% make whole provision.
Stock conversion price																																												$ 32.00																							$ 10.00	$ 26.00	$ 27.00	$ 30.00	$ 32.00	$ 3.00	$ 10.00	$ 26.00	$ 27.00	$ 30.00
Conversion of stock, Description																																												The conversion price is subject to adjustment if the Company sells or grants any Common Stock or Common Stock equivalents, subject to certain exclusions, at an effective price per share that is lower than the conversion price of the Convertible Preferred Stock. After 18 months from the date of issuance of the Convertible Preferred Stock, if the Companys Common Stock trades above $80.00 for 20 out of 30 consecutive trading days, the Convertible Preferred Stock will no longer be subject to adjustment.
Preferred stock, outstanding																																																																																580	800	3,379			800				0	1,200		4,579	800	965	995	4,845	4,860	4,890	5,325
Additional common stock shares issuable													232,167	61,231	6,902	18,000	11,094
Deemed dividend - Preferred Stock				0	0	0	0																													0	0	0	0								125,260	298,355	778,000	360,733		366,151	1,076,355	360,733	5,330,039		(366,151)	(1,076,355)	(360,733)	(5,330,039)
Common stock and warrant coverage, per unit								$ 113.50	$ 211.00	$ 175.00																		$ 26.00	$ 3.00
Common stock issued at conversion of preferred stock, shares	135																																	56,250	73,333	202,846	11,786	136,688		500	5,556	91,692	46,154	3,779	311	4,345																																						2,384							1,200
Issuance of common stock in lieu of cash payment for dividends, shares	11,250																																			37,196	23,219	79,123
Issuance of common stock in lieu of cash payment for dividends																																																									591,321	557,150	2,277,567
Dividends accrued on preferred stock		9,000	(64,722)	20,000	114,474	122,252					20,000	143,474																																																																																20,000
Exercise price of warrants				35.00							35.00																0.12																																																		0.35	0.35
Beneficial ownership percentage																																9.99%																																		4.99%
Notice period to increase ownership percentage																																60 days
Number of warrants exchanged				396,875																													172,625
Shares of common stock issued in exchange for warrants				369,022							369,022																						69,022
Fair value of beneficial conversion feature				15,068,031
Beneficial conversion feature, intrinsic value				5,330,039
Warrant issued to purchase common stock																																																																													10,797
Warrant liability																																																																																			51,339
Common stock, shares authorized		500,000,000		500,000,000	500,000,000						500,000,000	500,000,000						500,000,000	350,000,000	250,000,000	120,000,000	350,000,000	250,000,000	120,000,000	100,000,000
Common stock issuable value																																																																	5,500,000
Stock issued during period, value		0			3,371,681	1,853,419																				1,255,000									25		1,284	591													12,598		3,370,397	1,852,828		(12,623)		0	0		100,570	509,670	1,853,421	2,463,661
Stock issued during period, shares																										41,833,335	30,000,000								2,524		128,423	59,114																							3,539	18,346	59,115	81,000
Gross Proceeds from sale of common stock																														2,862,012	2,862,012
Gross Proceeds from sale of common stock, shares																														110,077	110,077
Warrant coverage																														50.00%	50.00%
Exercise price of warrant																															28.60
Proceeds from issuance of preferred stock preference stock and warrants							11,497,000																				3,000,000																																																			10,297,000	10,297,000								1,200,000	1,200,000
Cash closing cost																																																																																						742,159
Class of warrant or right number of securities called by each warrant or right																											30,000,000
Share Price																										$ 0.03	$ 0.10
Offering expenses related to issue of warrants and common stock																										153,318	151,202
Proceeds from sale of warrants and common stock																										$ 1,101,682	$ 2,848,798
Offer closing date																										2013-05-10	2013-01-08